Goodwill	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
13 GOODWILL
The changes in the carrying amount of goodwill were as follows:

	Cross-border business	Domestic business	Total
	RMB	RMB	RMB
Balance as of March 31, 2017, 2018 and 2019
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	—	(96,236)

	—	1,568,653	1,568,653

Transaction during the years
Impairment recognized during the year ended March 31, 2020 (Note (a))	—	(1,382,149)	(1,382,149)

Balance as of March 31, 2020
Goodwill	96,236	1,568,653	1,664,889
Accumulated impairment loss	(96,236)	(1,382,149)	(1,478,385)

	—	186,504	186,504

(a)	Goodwill impairment
The Group performed impairment
t
est on the goodwill related to the domestic business reporting unit which is the only reporting unit of the Group on an annual basis, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.
Considering qualitative factors that the Group was suffering from accumulated loss and operating cash outflow, the Group concluded that two-step
goodwill impairment tests were required as of March 31, 2018 and 2019. In estimating the fair value of the domestic business reporting unit in the first step of the impairment test, both income approach and market approach valuation method were used where significant management judgment was required. In using the income approach methodology of valuation, significant estimates to determine the fair value of the domestic business reporting unit included forecasts of future operating results, discount rates, and expected future growth rates. Management also considered the latest industry environment and its expected impact on the fair value of the domestic business reporting unit.
As of March 31, 2018, in using the market approach methodology of valuation, management applied judgments in selecting the comparable businesses. As of March 31, 2019, in using the market approach methodology of valuation, the Group estimated the fair value of the domestic business reporting unit with reference to its quoted market price on the measurement date.
Based on the result of the goodwill impairment testing, as of March 31, 2018 and 2019, the estimated fair value of the domestic business reporting unit exceeded its carrying amount with sufficient headroom. Therefore, the second step of the impairment test was not necessary and no impairment of goodwill was recognized during the years ended March 31, 2018 and 2019.
For the year ended March 31, 2020, the Group early adopted ASU
No. 2017-04
which simplified the test for goodwill impairment by eliminating the second step of the impairment test. Following the new guidance, an impairment charge shall be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value.
For the quarter ended December 31, 2019, due to the increasingly competitive market environment related to its marketplace business as well as the impact from the transition of the Company’s upgrade of its marketplace business model, the overall operation performance of the Group had been weaker than its forecast for two consecutive quarters as measured by both the revenue and result of operations. Also considering other various factors, including but not limited to the prolonged period of the lower market prices of the Company as compared with the carrying value of the reporting unit as well as the level of the uncertainty associated with the repositioning of the Company’s business strategy towards building a KOL-driven, LVB-focused interactive e-commerce model, an increasingly competitive market environment and the negative impact on the Company’s business operation and financial condition from the outbreak of COVID-19, management concluded the existence of the triggering events which required the Group to perform an interim goodwill impairment test on December 31, 2019.

When performing the interim goodwill impairment test, the Company estimated the fair value of the domestic business reporting unit using the income approach methodology of valuation where significant judgments and estimates were applied, including the forecasts of future operating results, discount rates, and expected future growth rates with the consideration of the recent market environment. Based on the result of the interim goodwill impairment testing as of December 31, 2019, the Group recognized a goodwill impairment with the amount of RMB1,382,149, being the difference between the fair value and carrying value of the domestic business reporting unit.
The outbreak of COVID-19 pandemic in 2020 has brought significant volatilities in the secondary markets. As of March 31, 2020, the market capitalization of the Company was significantly below its carrying value. Management has assessed and believed that the decline of its market capitalization which was consistent with declines experienced by its peer companies within its industry was resulted by the distressed market caused by the COVID-19, and its market capitalization was hence not considered reflective of the underlying value of its reporting unit. Therefore, when determining the fair value of its domestic business reporting unit in the annual goodwill impairment test, the Company used the income approach methodology of valuation instead of using its market capitalization.
Based on the result of annual impairment testing performed as of March 31, 2020, the fair value of the domestic business reporting unit exceeded its carrying amount. As a result, there was no additional impairment of goodwill as of March 31, 2020. In addition, management has further analyzed and concluded that, in addition to the decline of the Company’s market capitalization in the distressed market caused by the COVID-19, the difference between the fair values of the reporting unit and the Company’s market capitalization is attributable to the control premiums that are not reflected in the quoted market price of the Company. However, weaker-than-expected operation results and cash flows performance in the future or other relevant factors, including the duration and significance of the difference between the Company’s market capitalization and its carrying value, could be considered as the indicators of trigger for interim goodwill impairment test and additional impairment may be needed to be recognized in future periods.